FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details Narrative) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Impairment analysis	$ 607	$ 557		$ 557		$ 607
Decreasing the carrying value				452		806
Impairment loss				557
Notes receivable				614
Impairment of convertible note				$ 211
Decreasing impairment carrying value	$ 442
Convertible Note, shares				1,768
Percentage of increased convertible note shares				48.90%
Deferred purchase price payable				$ 8,538
Impairment loss
Tarus Acquisition [Member]
IfrsStatementLineItems [Line Items]
Deferred purchase price payable				7,329		$ 7,179
Tarus [Member]
IfrsStatementLineItems [Line Items]
Loss on decrease in fair value of the liability		620	$ 354	150	338
I O X [Member]
IfrsStatementLineItems [Line Items]
Loss on decrease in fair value of the liability		$ 4,580	$ 144	4,126	$ 90
Impairment loss				$ 46,900